Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	20.10%	21.30%
Discount rate	10.40%	10.40%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	13.00%
Discount rate	10.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	28.00%
Discount rate	14.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	20.00%
Discount rate	10.00%